Schedule of Investments - October 31, 2025 (unaudited)

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.9%)^
Education (5.6%)
MONTANA STATE BOARD OF REGENTS 4.000% 11/15/2041 CALLABLE @ 100.000 11/15/2031	400,000	$401,148
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2042 CALLABLE @ 100.000 05/15/2035	1,520,000	1,664,142
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2045 CALLABLE @ 100.000 05/15/2035	500,000	535,905
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2050 CALLABLE @ 100.000 05/15/2035	500,000	524,715
		3,125,910
General Obligation (45.1%)
CITY OF BELGRADE MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2032	250,000	284,800
CITY OF BELGRADE MT 5.000% 07/01/2034 CALLABLE @ 100.000 07/01/2032	355,000	404,725
CITY OF BOZEMAN MT 4.000% 07/01/2028	540,000	540,265
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2039 CALLABLE @ 100.000 01/01/2033	540,000	577,832
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2040 CALLABLE @ 100.000 01/01/2033	560,000	594,910
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2035	540,000	600,037
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2045 CALLABLE @ 100.000 07/01/2035	1,045,000	1,136,845
COUNTY OF GALLATIN MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	435,000	492,468
COUNTY OF GALLATIN MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	915,000	1,027,673
COUNTY OF GALLATIN MT 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	640,000	714,195
GALLATIN COUNTY SCHOOL DISTRICT NO 72 OPHIR 4.000% 07/01/2037 CALLABLE @ 100.000 07/01/2030	800,000	826,328
GALLATIN COUNTY SCHOOL DISTRICT NO 27 MONFORTON 4.250% 06/15/2026	150,000	150,051
CITY OF HELENA MT 4.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	450,000	472,307
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2037 CALLABLE @ 100.000 07/01/2033	235,000	261,905
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	160,000	176,987
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	465,000	502,846
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	300,000	319,413
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	450,000	477,738
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	355,000	382,669
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	325,000	347,506
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	510,000	540,585
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2041 CALLABLE @ 100.000 07/01/2033	625,000	688,812
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	320,000	348,954
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	350,000	378,612
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	360,000	386,561
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	320,000	346,266
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	400,000	428,244
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	635,000	675,227
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2041 CALLABLE @ 100.000 07/01/2033	490,000	540,029
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	250,000	272,620
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	250,000	270,437
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	420,000	450,988
LAKE MISSOULA & SANDERS COUNTIES ELEMENTARY SCHOOL DISTRICT NO JT & 8 5.000% 07/01/2043 CALLABLE @ 100.000 01/01/2033	1,215,000	1,298,556
COUNTY OF MADISON MT 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2035	250,000	270,903
CITY OF MILES CITY MT 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2034	395,000	423,855
CITY OF MILES CITY MT 5.000% 07/01/2044 CALLABLE @ 100.000 07/01/2034	300,000	316,440
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2029 CALLABLE @ 100.000 06/15/2027	500,000	521,150
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2030 CALLABLE @ 100.000 06/15/2027	500,000	520,435
COUNTY OF RAVALLI MT 4.250% 07/01/2030	640,000	640,493
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	250,000	252,850
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2039 CALLABLE @ 100.000 07/01/2029	250,000	250,577
SILVER BOW COUNTY SCHOOL DISTRICT NO 1 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	1,960,000	1,985,029
VALLEY COUNTY K 12 SCHOOL DISTRICT NO 1 A GLASGOW/MT 4.250% 07/01/2031	450,000	450,652
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	330,000	364,723
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	1,395,000	1,510,785
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	600,000	642,096
		25,067,379
Health Care (12.1%)
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2032 CALLABLE @ 100.000 07/01/2028	1,000,000	1,034,290
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	1,000,000	1,038,770
MONTANA FACILITY FINANCE AUTHORITY 5.000% 08/15/2048 CALLABLE @ 100.000 08/15/2028	1,000,000	1,002,720
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2037 CALLABLE @ 100.000 01/01/2030	200,000	203,900
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2038 CALLABLE @ 100.000 01/01/2030	1,500,000	1,515,510
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2028	1,015,000	1,015,355
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2029	915,000	915,210
		6,725,755
Housing (19.5%)
MONTANA BOARD OF HOUSING 5.100% 12/01/2045 CALLABLE @ 100.000 12/01/2033	750,000	781,890
MONTANA BOARD OF HOUSING 4.450% 12/01/2038 CALLABLE @ 100.000 12/01/2032	1,395,000	1,441,300
MONTANA BOARD OF HOUSING 4.800% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,330,000	1,343,646
MONTANA BOARD OF HOUSING 4.375% 12/01/2038 CALLABLE @ 100.000 12/01/2032	405,000	413,059
MONTANA BOARD OF HOUSING 4.600% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,000,000	1,006,110
MONTANA BOARD OF HOUSING 4.850% 12/01/2048 CALLABLE @ 100.000 12/01/2032	500,000	504,095
MONTANA BOARD OF HOUSING 3.950% 12/01/2039 CALLABLE @ 100.000 06/01/2033	1,000,000	977,010
MONTANA BOARD OF HOUSING 4.450% 12/01/2044 CALLABLE @ 100.000 06/01/2033	1,000,000	1,003,300
MONTANA BOARD OF HOUSING 3.900% 12/01/2039 CALLABLE @ 100.000 06/01/2033	500,000	495,855
MONTANA BOARD OF HOUSING 4.300% 12/01/2044 CALLABLE @ 100.000 06/01/2033	800,000	766,976
MONTANA BOARD OF HOUSING 4.400% 12/01/2049 CALLABLE @ 100.000 06/01/2033	1,650,000	1,618,700
MONTANA BOARD OF HOUSING 3.800% 12/01/2038 CALLABLE @ 100.000 06/01/2028	455,000	452,270
		10,804,211
Other Revenue (13.6%)
CITY OF BILLINGS MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	700,000	751,828
CITY OF BILLINGS MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	300,000	322,143
CITY OF BILLINGS MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	263,521
GALLATIN COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	1,000,000	1,000,670
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.800% 06/30/2041 CALLABLE @ 100.000 06/30/2035	1,160,000	1,215,077
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.850% 06/30/2042 CALLABLE @ 100.000 06/30/2035	580,000	607,161
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.950% 06/30/2043 CALLABLE @ 100.000 06/30/2035	505,000	527,457
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.000% 06/30/2044 CALLABLE @ 100.000 06/30/2035	265,000	275,558
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.050% 06/30/2045 CALLABLE @ 100.000 06/30/2035	225,000	233,231
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.100% 06/30/2047 CALLABLE @ 100.000 06/30/2035	510,000	526,203
CITY OF KALISPELL MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	500,000	526,165
CITY OF LIVINGSTON MT 4.000% 07/01/2034 CALLABLE @ 100.000 01/01/2029	525,000	532,571
MADISON COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	640,000	640,486
CITY OF MISSOULA MT 4.750% 07/01/2027	30,000	30,002
CITY OF MISSOULA MT 6.000% 07/01/2030	100,000	100,066
		7,552,139
Transportation (1.0%)
MISSOULA PARKING COMMISSION 4.000% 10/01/2026	340,000	339,565
MISSOULA SPECIAL IMPROVEMENT DISTRICTS/MT 5.400% 07/01/2029	195,000	195,121
		534,686

TOTAL MUNICPAL BONDS (COST: $53,338,572)		$53,810,080
OTHER ASSETS LESS LIABILITIES (3.1%)		$1,717,594
NET ASSETS (100.0%)		$55,527,674
^All portfolio securities are issued securities from the state of Montana.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Viking Tax-Free Fund for Montana | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$53,338,572
Unrealized appreciation	$651,074
Unrealized depreciation	(179,566)
Net unrealized appreciation/(depreciation)*	$471,508

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Viking Tax-Free Fund for Montana
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$53,810,080	$-	$53,810,080
Total	$-	$53,810,080	$-	$53,810,080

Schedule of Investments | Viking Tax-Free Fund for Montana | October 31, 2025 (unaudited)